Additional Financial Information	12 Months Ended
Jun. 30, 2023
Additional Financial Information [Abstract]
Additional Financial Information
Note 18. Additional Financial Information
The following table provides a summary of the amounts recorded as cash and cash equivalents, and restricted cash:

	As of June 30,
	2023	2022
Cash and cash equivalents	$76,089	$58,102
Restricted cash	8,266	4,471

Total cash, cash equivalents and restricted cash	$84,355	$62,573

The Company’s cash equivalents consist of money market accounts and time deposits of $58,132 and $50,527 for Fiscal Years 2023 and 2022, respectively. Cash equivalents are measured at fair value within Level I of the fair value hierarchy on a recurring basis using observable inputs that reflect quoted prices for identical assets in active markets.

Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2023	2022
Prepaid expenses	$58,588	$65,065
Current contract assets (a)	11,254	5,503
Inventory (b)	2,557	2,752
Other	5,163	6,121

Total prepaid expenses and other current assets	$77,562	$79,441

(a)	See Note 4. Revenue Recognition for more information on contract assets.
(b)	Inventory is primarily comprised of food and liquor for venues.
Other
non-current
assets consisted of the following:

	As of June 30,
	2023	2022
Unbilled lease receivable (a)	$67,325	$40,780
Equity investments with readily determinable fair value (b)	31,641	36,421
Deferred costs	4,120	3,692
Other	5,270	2,642

Total other non-current assets	$108,356	$83,535

(a)	Unbilled lease receivable relates to th e amounts recor ded under the Arena License Agreement.
(b)	See Note 7. Equity investments with readily determinable fair value for more information on long-term investments.
Accounts payable, accrued and other current liabilities consisted of the following:

	As of June 30,
	2023	2022
Accounts payable	$15,628	$11,241
Accrued payroll and employee related liabilities	64,532	88,501
Cash due to promoters	90,538	78,428
Accrued expenses	44,027	43,791

Total accounts payable, accrued and other current liabilities	$214,725	$221,961

Other income (expense), net includes the following:

	Years Ended June 30,
	2023	2022	2021
Gains from shares sold—DraftKings	$2,608	$—	$(2,327)
Gains from Shares sold—Townsquare	975	—	—
Net unrealized gain (loss) on equity investments with readily determinable fair value	16,050	(49,842)	53,505
Other	(2,244)	809	(556)

Total other income (expense), net	$17,389	$(49,033)	$50,622

Concentrations of Risk
As of June 30, 2023, approximately 70% of the Company’s workforce were represented by unions. Approximately 26% of such union employees are subject to CBAs that expired as of June 30, 2023 and approximately 20% are subject to CBAs that will expire by June 30, 2024 if they are not extended prior thereto.